Quarterly Holdings Report
for
Fidelity Advisor® Equity Value Fund
February 28, 2023
AEV-NPRT1-0423
1.797934.119
Common Stocks - 96.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 6.5%
Entertainment - 1.8%
Activision Blizzard, Inc.	52,962	4,038,353
Interactive Media & Services - 1.9%
Alphabet, Inc. Class A (a)	47,690	4,294,961
Media - 2.8%
Comcast Corp. Class A	169,874	6,314,217
TOTAL COMMUNICATION SERVICES		14,647,531
CONSUMER DISCRETIONARY - 4.1%
Diversified Consumer Services - 1.5%
H&R Block, Inc.	88,569	3,259,339
Internet & Direct Marketing Retail - 0.4%
eBay, Inc.	21,435	983,867
Multiline Retail - 1.3%
Dollar General Corp.	13,563	2,933,677
Specialty Retail - 0.9%
Ross Stores, Inc.	18,340	2,027,304
TOTAL CONSUMER DISCRETIONARY		9,204,187
CONSUMER STAPLES - 7.4%
Beverages - 0.7%
Coca-Cola European Partners PLC	27,198	1,495,890
Food & Staples Retailing - 0.8%
U.S. Foods Holding Corp. (a)	48,456	1,818,554
Food Products - 2.6%
Mondelez International, Inc.	66,441	4,330,624
Tyson Foods, Inc. Class A	25,804	1,528,629
		5,859,253
Household Products - 3.0%
Procter & Gamble Co.	21,900	3,012,564
Reckitt Benckiser Group PLC	22,836	1,584,476
Spectrum Brands Holdings, Inc.	13,843	886,229
The Clorox Co.	8,314	1,292,328
		6,775,597
Personal Products - 0.3%
Unilever PLC sponsored ADR	14,033	700,668
TOTAL CONSUMER STAPLES		16,649,962
ENERGY - 9.1%
Oil, Gas & Consumable Fuels - 9.1%
Antero Resources Corp. (a)	32,921	862,530
ConocoPhillips Co.	28,484	2,943,821
Equinor ASA sponsored ADR	51,771	1,579,533
Exxon Mobil Corp.	102,081	11,219,722
Occidental Petroleum Corp.	30,645	1,794,571
Ovintiv, Inc.	25,172	1,076,606
Parex Resources, Inc.	70,100	1,142,561
		20,619,344
FINANCIALS - 22.4%
Banks - 9.0%
Bank of America Corp.	140,616	4,823,129
Cullen/Frost Bankers, Inc.	4,351	573,549
JPMorgan Chase & Co.	45,254	6,487,161
M&T Bank Corp.	16,319	2,534,178
PNC Financial Services Group, Inc.	17,055	2,693,326
Wells Fargo & Co.	69,072	3,230,497
		20,341,840
Capital Markets - 3.2%
Affiliated Managers Group, Inc.	10,115	1,612,432
BlackRock, Inc. Class A	5,635	3,884,938
Invesco Ltd.	20,478	361,641
Northern Trust Corp.	14,605	1,391,418
		7,250,429
Diversified Financial Services - 4.9%
Berkshire Hathaway, Inc. Class B (a)	36,246	11,061,554
Insurance - 5.3%
Chubb Ltd.	20,702	4,368,536
The Travelers Companies, Inc.	23,686	4,384,752
Willis Towers Watson PLC	13,544	3,174,172
		11,927,460
TOTAL FINANCIALS		50,581,283
HEALTH CARE - 18.8%
Biotechnology - 1.7%
Regeneron Pharmaceuticals, Inc. (a)	1,894	1,440,235
Vertex Pharmaceuticals, Inc. (a)	8,389	2,435,243
		3,875,478
Health Care Equipment & Supplies - 0.2%
Baxter International, Inc.	11,300	451,435
Health Care Providers & Services - 10.1%
Centene Corp. (a)	73,501	5,027,468
Cigna Group	20,623	6,023,978
Elevance Health, Inc.	7,222	3,391,957
Humana, Inc.	6,482	3,208,720
UnitedHealth Group, Inc.	10,673	5,079,708
		22,731,831
Pharmaceuticals - 6.8%
AstraZeneca PLC sponsored ADR	52,013	3,390,207
Bristol-Myers Squibb Co.	80,083	5,522,524
Roche Holding AG (participation certificate)	9,953	2,869,838
Sanofi SA sponsored ADR	74,706	3,499,976
		15,282,545
TOTAL HEALTH CARE		42,341,289
INDUSTRIALS - 9.2%
Aerospace & Defense - 5.0%
Airbus Group NV	5,494	719,552
L3Harris Technologies, Inc.	9,464	1,998,702
Lockheed Martin Corp.	4,798	2,275,499
Northrop Grumman Corp.	7,616	3,534,662
The Boeing Co. (a)	13,309	2,682,429
		11,210,844
Air Freight & Logistics - 0.2%
Deutsche Post AG	11,279	477,000
Electrical Equipment - 1.2%
Eaton Corp. PLC	3,056	534,586
Regal Rexnord Corp.	14,387	2,267,967
		2,802,553
Industrial Conglomerates - 0.6%
Siemens AG	9,045	1,378,385
Machinery - 2.2%
Crane Holdings Co.	3,300	395,274
ITT, Inc.	6,632	602,782
Oshkosh Corp.	22,890	2,041,559
Parker Hannifin Corp.	1,300	457,405
Pentair PLC	25,985	1,453,601
		4,950,621
TOTAL INDUSTRIALS		20,819,403
INFORMATION TECHNOLOGY - 6.3%
Communications Equipment - 1.6%
Cisco Systems, Inc.	72,002	3,486,337
Electronic Equipment & Components - 0.3%
TE Connectivity Ltd.	5,320	677,342
IT Services - 2.8%
Amdocs Ltd.	26,641	2,440,582
Capgemini SA	5,010	942,441
Cognizant Technology Solutions Corp. Class A	25,834	1,617,983
Maximus, Inc.	16,399	1,346,030
		6,347,036
Semiconductors & Semiconductor Equipment - 0.2%
NXP Semiconductors NV	2,722	485,823
Software - 1.4%
Aspen Technology, Inc. (a)	3,620	767,476
Gen Digital, Inc.	81,695	1,593,869
Open Text Corp.	25,503	876,793
		3,238,138
TOTAL INFORMATION TECHNOLOGY		14,234,676
MATERIALS - 2.4%
Chemicals - 1.5%
DuPont de Nemours, Inc.	47,263	3,451,617
Metals & Mining - 0.9%
Lundin Mining Corp.	218,273	1,358,108
Newmont Corp.	14,962	652,493
		2,010,601
TOTAL MATERIALS		5,462,218
REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	17,004	1,447,721
UTILITIES - 9.4%
Electric Utilities - 7.7%
Constellation Energy Corp.	34,602	2,591,344
Duke Energy Corp.	8,802	829,677
Edison International	10,100	668,721
Evergy, Inc.	37,481	2,204,258
Exelon Corp.	15,384	621,360
NextEra Energy, Inc.	23,200	1,647,896
PG&E Corp. (a)	344,453	5,380,356
Portland General Electric Co.	25,756	1,231,137
Southern Co.	35,506	2,239,008
		17,413,757
Independent Power and Renewable Electricity Producers - 0.7%
The AES Corp.	62,348	1,538,749
Multi-Utilities - 1.0%
Dominion Energy, Inc.	39,910	2,219,794
TOTAL UTILITIES		21,172,300
TOTAL COMMON STOCKS (Cost $182,288,321)		217,179,914

Nonconvertible Preferred Stocks - 1.1%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 1.1%
Technology Hardware, Storage & Peripherals - 1.1%
Samsung Electronics Co. Ltd. (Cost $2,771,608)	62,731	2,535,468

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.63% (b) (Cost $5,769,968)	5,768,814	5,769,968

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $190,829,897)	225,485,350
NET OTHER ASSETS (LIABILITIES) - 0.1%	265,042
NET ASSETS - 100.0%	225,750,392

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	2,498,638	19,526,732	16,255,402	43,159	-	-	5,769,968	0.0%
Fidelity Securities Lending Cash Central Fund 4.63%	1,345,750	5,913,946	7,259,696	201	-	-	-	0.0%
Total	3,844,388	25,440,678	23,515,098	43,360	-	-	5,769,968

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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